Activity and structure of Inter and its subsidiaries (Details) - HoldFin	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General Information [Line Items]
Percentage ownership of entity shares	100.00%
Overall equity interest (as a percent)	100.00%	0.00%	0.00%